J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
June 16, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan Active Value ETF and
JPMorgan Income ETF (the “Funds”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 322 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 324 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of registering the Funds as new series of the Trust. The JPMorgan Active Value ETF seeks to provide long-term capital appreciation and the JPMorgan Income ETF seeks to provide income with a secondary objective of capital appreciation.
Please contact the undersigned at 614-213-4042 if you have any questions.
Very truly yours,
/s/ Jessica K Ditullio
Jessica K. Ditullio
Assistant Secretary